UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Government Money Market Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Fund	as of December 31, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 41.6%
5,000,000		Fannie Mae Discount Notes, 1.290%, 02/07/18	$4,993,525	2.0
2,000,000		Federal Farm Credit Banks, 1.030%, (USBMMY3M + 0.250%), 02/20/18	2,000,303	0.8
1,860,000		Federal Farm Credit Banks, 1.240%, (US0001M + 0.030%), 03/22/18	1,860,725	0.7
600,000		Federal Farm Credit Banks, 1.280%, (US0001M + 0.050%), 02/02/18	600,101	0.2
500,000		Federal Farm Credit Banks, 1.280%, 04/13/18	499,514	0.2
500,000		Federal Farm Credit Banks, 1.280%, (US0003M + (0.035)%), 09/04/18	500,478	0.2
1,400,000		Federal Farm Credit Banks, 1.290%, (US0001M + 0.055%), 06/08/18	1,401,210	0.6
200,000		Federal Farm Credit Banks, 1.320%, 01/30/18	199,941	0.1
205,000		Federal Farm Credit Banks, 1.330%, (US0001M + 0.090%), 05/25/18	205,198	0.1
150,000		Federal Farm Credit Banks, 1.410%, 04/17/18	149,833	0.1
825,000		Federal Farm Credit Banks, 1.400%, 04/18/18	823,423	0.3
395,000		Federal Farm Credit Banks, 1.430%, (US0001M + 0.020%), 01/08/18	395,013	0.1
2,400,000		Federal Farm Credit Banks, 1.460%, (US0003M + (0.050)%), 06/06/18	2,401,910	0.9
2,100,000		Federal Farm Credit Banks, 1.510%, (US0001M + 0.020%), 05/17/18	2,101,524	0.8
1,500,000		Federal Farm Credit Banks, 1.580%, (US0001M + 0.030%), 02/26/18	1,500,577	0.6
1,500,000		Federal Farm Credit Banks, 1.590%, (US0001M + 0.190%), 08/08/18	1,503,154	0.6
200,000	(1)	Federal Farm Credit Discount Notes, 1.190%, 01/18/18	199,890	0.1
180,000	(1)	Federal Farm Credit Discount Notes, 1.260%, 04/10/18	179,391	0.1
8,000,000		Federal Home Loan Bank Discount Notes, 0.531%, 01/05/18	7,998,898	3.2
700,000	(1)	Federal Home Loan Bank Discount Notes, 1.080%, 01/26/18	699,388	0.3
10,588,000		Federal Home Loan Bank Discount Notes, 1.300%, 01/31/18	10,576,786	4.2
200,000		Federal Home Loan Banks, 0.880%, (US0001M + (0.170)%), 02/01/18	199,993	0.1
100,000		Federal Home Loan Banks, 0.930%, (US0001M + (0.160)%), 02/08/18	99,996	0.0
2,400,000		Federal Home Loan Banks, 1.130%, (US0003M + (0.220)%), 07/09/18	2,399,753	0.9
200,000		Federal Home Loan Banks, 1.220%, (US0003M + 0.000%), 03/08/18	200,072	0.1
150,000		Federal Home Loan Banks, 1.260%, (US0001M + 0.035%), 02/28/18	150,039	0.1
6,500,000		Federal Home Loan Banks, 1.260%, (US0003M + (0.210)%), 02/28/18	6,500,312	2.6
150,000		Federal Home Loan Banks, 1.270%, (US0003M + (0.030)%), 01/04/18	150,002	0.1
1,000,000		Federal Home Loan Banks, 1.270%, (US0003M + (0.035)%), 01/08/18	1,000,038	0.4
12,675,000		Federal Home Loan Banks, 1.320%, (US0001M + (0.140)%), 04/13/18	12,676,326	5.0
3,000,000		Federal Home Loan Banks, 1.370%, (US0001M + (0.130)%), 08/20/18	3,000,000	1.2
3,500,000		Federal Home Loan Banks, 1.370%, (US0001M + (0.130)%), 11/16/18	3,500,000	1.4
750,000		Federal Home Loan Banks, 1.400%, (US0001M + (0.160)%), 01/25/18	750,016	0.3
1,750,000		Federal Home Loan Mortgage Corp., 0.750%, 04/09/18	1,746,928	0.7

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Fund	as of December 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
3,000,000	Federal Home Loan Mortgage Corp., 1.040%, 02/26/18	$2,999,784	1.2
250,000	Federal Home Loan Mortgage Corp., 1.040%, (US0001M + (0.165)%), 05/18/18	250,000	0.1
9,750,000	Federal Home Loan Mortgage Corp., 1.070%, (US0001M + (0.170)%), 06/14/18	9,750,000	3.9
100,000	Federal Home Loan Mortgage Corp., 1.300%, 05/25/18	99,902	0.0
3,750,000	Federal Home Loan Mortgage Corp., 1.380%, (US0001M + (0.130)%), 11/21/18	3,750,000	1.5
10,500,000	Federal Home Loan Mortgage Corp., 1.430%, (US0001M + (0.130)%), 11/27/18	10,500,000	4.2
900,000	Federal Home Loan Mortgage Corp., 1.550%, 09/14/18	897,525	0.3
1,275,000	Federal National Mortgage Association, 0.875%, 03/28/18	1,273,428	0.5
1,000,000	Federal National Mortgage Association, 1.020%, 01/30/18	1,000,000	0.4
545,000	Federal National Mortgage Association, 1.230%, (US0003M + (0.050)%), 03/21/18	545,276	0.2
500,000	Federal National Mortgage Association, 1.350%, 05/21/18	499,330	0.2

	Total U.S. Government Agency Debt
	(Cost $104,729,502)	104,729,502	41.6

U.S. TREASURY DEBT: 36.5%
92,000,000	United States Treasury Bill, 1.450%, 03/29/18	91,684,475	36.5

	Total U.S. Treasury Debt
	(Cost $91,684,475)	91,684,475	36.5

U.S. TREASURY REPURCHASE AGREEMENT: 19.6%
	Repurchase Agreement: 19.6%
49,195,000	Deutsche Bank Repurchase Agreement dated 12/29/2017, 1.400%, due 1/02/18, $49,202,653 to be received upon repurchase (Collateralized by $77,627,389, U.S. Treasury Bill, 0.000%, Market Value plus accrued interest $50,670,850 due 8/15/2029-8/15/2039)	$49,195,000	19.6

	Total U.S. Treasury Repurchase Agreement
	(Cost $49,195,000)	49,195,000	19.6

	Total Investments in Securities (Cost $245,608,977)	$245,608,977	97.7
	Assets in Excess of Other Liabilities	5,728,236	2.3
	Net Assets	$251,337,213	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2017.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

At December 31, 2017, the aggregate cost of securities for federal income tax purposes is the same for financial statement purposes.

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Fund	as of December 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2017
Asset Table
Investments, at fair value
U.S. Treasury Repurchase Agreement	$–	$49,195,000	$–	$49,195,000
U.S. Treasury Debt	–	91,684,475	–	91,684,475
U.S. Government Agency Debt	–	104,729,502	–	104,729,502
Total Investments, at fair value	$–	$245,608,977	$–	$245,608,977

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a- 2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 23, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 23, 2018